Share Based Compensation - Share Options (Narratives) (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2016
Share-based Compensation Arrangement by Share-based Payment Award
Granted (shares)	1,513,218	570,537
Forfeited (shares)	18,046	228
Share based compensation expense	$ 6,765	$ 3,153	$ 2,257
Non-employee compensation expense	$ 100
Stock options
Share-based Compensation Arrangement by Share-based Payment Award
Weighted average grant date fair value (usd per share)	$ 8.55	$ 4.04
Granted (shares)			0
Stock options - performance based
Share-based Compensation Arrangement by Share-based Payment Award
Granted (shares)	0	556,966
Forfeited (shares)		228
Share based compensation expense	$ 1,000	$ 400
Unrecognized stock based compensation	$ 600